Distribution Date:	01/18/24	BBCMS Mortgage Trust 2021-C12
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2021-C12

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson		daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	14-16		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	17-19		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	20	Special Servicer	LNR Partners, Inc.
Historical Detail	21		Job Warshaw and Heather Bennett		hbennett@starwood.com; jwarshaw@lnrpartners.com
Delinquency Loan Detail	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
Specially Serviced Loan Detail - Part 1	24		Attention: BBCMS 2021-C12 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	25		375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Directing Certificateholder	LD III Sub III, LLC
Interest Shortfall Detail - Collateral Level	29
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552XBC1	1.273000%	13,880,000.00	9,638,603.67	239,710.59	10,224.95	0.00	0.00	249,935.54	9,398,893.08	30.13%	30.00%
A-2	05552XBD9	2.541000%	112,570,000.00	112,570,000.00	0.00	238,366.98	0.00	0.00	238,366.98	112,570,000.00	30.13%	30.00%
A-3	05552XBE7	2.184000%	10,510,000.00	10,510,000.00	0.00	19,128.20	0.00	0.00	19,128.20	10,510,000.00	30.13%	30.00%
A-4	05552XBF4	2.421000%	132,000,000.00	132,000,000.00	0.00	266,310.00	0.00	0.00	266,310.00	132,000,000.00	30.13%	30.00%
A-5	05552XBG2	2.689000%	418,700,000.00	418,700,000.00	0.00	938,236.92	0.00	0.00	938,236.92	418,700,000.00	30.13%	30.00%
A-SB	05552XBH0	2.542000%	37,406,000.00	37,406,000.00	0.00	79,238.38	0.00	0.00	79,238.38	37,406,000.00	30.13%	30.00%
A-S	05552XBL1	2.902000%	86,749,000.00	86,749,000.00	0.00	209,788.00	0.00	0.00	209,788.00	86,749,000.00	21.72%	21.63%
B	05552XBM9	2.758000%	47,906,000.00	47,906,000.00	0.00	110,103.96	0.00	0.00	110,103.96	47,906,000.00	17.07%	17.00%
C	05552XBN7	3.205000%	45,317,000.00	45,317,000.00	0.00	121,034.15	0.00	0.00	121,034.15	45,317,000.00	12.68%	12.63%
D	05552XAG3	2.500000%	29,779,000.00	29,779,000.00	0.00	62,039.58	0.00	0.00	62,039.58	29,779,000.00	9.79%	9.75%
E	05552XAJ7	2.500000%	24,601,000.00	24,601,000.00	0.00	51,252.08	0.00	0.00	51,252.08	24,601,000.00	7.41%	7.38%
F	05552XAL2	2.500000%	12,947,000.00	12,947,000.00	0.00	26,972.92	0.00	0.00	26,972.92	12,947,000.00	6.15%	6.13%
G	05552XAN8	2.500000%	10,358,000.00	10,358,000.00	0.00	21,579.17	0.00	0.00	21,579.17	10,358,000.00	5.15%	5.13%
H-RR	05552XAR9	3.651019%	10,358,000.00	10,358,000.00	0.00	31,514.38	0.00	0.00	31,514.38	10,358,000.00	4.14%	4.13%
J-RR*	05552XAT5	3.651019%	42,728,099.00	42,728,099.00	0.00	125,441.18	0.00	0.00	125,441.18	42,728,099.00	0.00%	0.00%
Class RR	05552XAY4	3.651019%	30,897,028.00	30,770,511.89	7,150.30	93,483.77	0.00	0.00	100,634.07	30,763,361.59	0.00%	0.00%
RR Interest	N/A	3.651019%	7,784,640.00	7,752,763.72	1,801.55	23,553.64	0.00	0.00	25,355.19	7,750,962.17	0.00%	0.00%
R	05552XAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552XAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,490,767.00	1,070,090,978.28	248,662.44	2,428,268.26	0.00	0.00	2,676,930.70	1,069,842,315.84

X-A	05552XBJ6	1.068135%	725,066,000.00	720,824,603.68	0.00	641,615.15	0.00	0.00	641,615.15	720,584,893.08
X-B	05552XBK3	0.711055%	179,972,000.00	179,972,000.00	0.00	106,641.62	0.00	0.00	106,641.62	179,972,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	05552XAA6	1.151019%	54,380,000.00	54,380,000.00	0.00	52,160.37	0.00	0.00	52,160.37	54,380,000.00
X-F	05552XAC2	1.151019%	12,947,000.00	12,947,000.00	0.00	12,418.54	0.00	0.00	12,418.54	12,947,000.00
X-G	05552XAE8	1.151019%	10,358,000.00	10,358,000.00	0.00	9,935.22	0.00	0.00	9,935.22	10,358,000.00
Notional SubTotal			982,723,000.00	978,481,603.68	0.00	822,770.90	0.00	0.00	822,770.90	978,241,893.08

Deal Distribution Total					248,662.44	3,251,039.16	0.00	0.00	3,499,701.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552XBC1	694.42389553	17.27021542	0.73666787	0.00000000	0.00000000	0.00000000	0.00000000	18.00688329	677.15368012
A-2	05552XBD9	1,000.00000000	0.00000000	2.11750004	0.00000000	0.00000000	0.00000000	0.00000000	2.11750004	1,000.00000000
A-3	05552XBE7	1,000.00000000	0.00000000	1.82000000	0.00000000	0.00000000	0.00000000	0.00000000	1.82000000	1,000.00000000
A-4	05552XBF4	1,000.00000000	0.00000000	2.01750000	0.00000000	0.00000000	0.00000000	0.00000000	2.01750000	1,000.00000000
A-5	05552XBG2	1,000.00000000	0.00000000	2.24083334	0.00000000	0.00000000	0.00000000	0.00000000	2.24083334	1,000.00000000
A-SB	05552XBH0	1,000.00000000	0.00000000	2.11833342	0.00000000	0.00000000	0.00000000	0.00000000	2.11833342	1,000.00000000
A-S	05552XBL1	1,000.00000000	0.00000000	2.41833335	0.00000000	0.00000000	0.00000000	0.00000000	2.41833335	1,000.00000000
B	05552XBM9	1,000.00000000	0.00000000	2.29833340	0.00000000	0.00000000	0.00000000	0.00000000	2.29833340	1,000.00000000
C	05552XBN7	1,000.00000000	0.00000000	2.67083324	0.00000000	0.00000000	0.00000000	0.00000000	2.67083324	1,000.00000000
D	05552XAG3	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	05552XAJ7	1,000.00000000	0.00000000	2.08333320	0.00000000	0.00000000	0.00000000	0.00000000	2.08333320	1,000.00000000
F	05552XAL2	1,000.00000000	0.00000000	2.08333359	0.00000000	0.00000000	0.00000000	0.00000000	2.08333359	1,000.00000000
G	05552XAN8	1,000.00000000	0.00000000	2.08333366	0.00000000	0.00000000	0.00000000	0.00000000	2.08333366	1,000.00000000
H-RR	05552XAR9	1,000.00000000	0.00000000	3.04251593	0.00000000	0.00000000	0.00000000	0.00000000	3.04251593	1,000.00000000
J-RR	05552XAT5	1,000.00000000	0.00000000	2.93580063	0.10671572	0.42814612	0.00000000	0.00000000	2.93580063	1,000.00000000
Class RR	05552XAY4	995.90523367	0.23142355	3.02565574	0.00440204	0.01766125	0.00000000	0.00000000	3.25707929	995.67381012
RR Interest	N/A	995.90523390	0.23142368	3.02565565	0.00440226	0.01766299	0.00000000	0.00000000	3.25707933	995.67381022
R	05552XAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552XAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552XBJ6	994.15033070	0.00000000	0.88490586	0.00000000	0.00000000	0.00000000	0.00000000	0.88490586	993.81972549
X-B	05552XBK3	1,000.00000000	0.00000000	0.59254562	0.00000000	0.00000000	0.00000000	0.00000000	0.59254562	1,000.00000000
X-D	05552XAA6	1,000.00000000	0.00000000	0.95918297	0.00000000	0.00000000	0.00000000	0.00000000	0.95918297	1,000.00000000
X-F	05552XAC2	1,000.00000000	0.00000000	0.95918282	0.00000000	0.00000000	0.00000000	0.00000000	0.95918282	1,000.00000000
X-G	05552XAE8	1,000.00000000	0.00000000	0.95918324	0.00000000	0.00000000	0.00000000	0.00000000	0.95918324	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/23 - 12/30/23	30	0.00	10,224.95	0.00	10,224.95	0.00	0.00	0.00	10,224.95	0.00
A-2	12/01/23 - 12/30/23	30	0.00	238,366.98	0.00	238,366.98	0.00	0.00	0.00	238,366.98	0.00
A-3	12/01/23 - 12/30/23	30	0.00	19,128.20	0.00	19,128.20	0.00	0.00	0.00	19,128.20	0.00
A-4	12/01/23 - 12/30/23	30	0.00	266,310.00	0.00	266,310.00	0.00	0.00	0.00	266,310.00	0.00
A-5	12/01/23 - 12/30/23	30	0.00	938,236.92	0.00	938,236.92	0.00	0.00	0.00	938,236.92	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	79,238.38	0.00	79,238.38	0.00	0.00	0.00	79,238.38	0.00
X-A	12/01/23 - 12/30/23	30	0.00	641,615.15	0.00	641,615.15	0.00	0.00	0.00	641,615.15	0.00
X-B	12/01/23 - 12/30/23	30	0.00	106,641.62	0.00	106,641.62	0.00	0.00	0.00	106,641.62	0.00
X-D	12/01/23 - 12/30/23	30	0.00	52,160.37	0.00	52,160.37	0.00	0.00	0.00	52,160.37	0.00
X-F	12/01/23 - 12/30/23	30	0.00	12,418.54	0.00	12,418.54	0.00	0.00	0.00	12,418.54	0.00
X-G	12/01/23 - 12/30/23	30	0.00	9,935.22	0.00	9,935.22	0.00	0.00	0.00	9,935.22	0.00
A-S	12/01/23 - 12/30/23	30	0.00	209,788.00	0.00	209,788.00	0.00	0.00	0.00	209,788.00	0.00
B	12/01/23 - 12/30/23	30	0.00	110,103.96	0.00	110,103.96	0.00	0.00	0.00	110,103.96	0.00
C	12/01/23 - 12/30/23	30	0.00	121,034.15	0.00	121,034.15	0.00	0.00	0.00	121,034.15	0.00
D	12/01/23 - 12/30/23	30	0.00	62,039.58	0.00	62,039.58	0.00	0.00	0.00	62,039.58	0.00
E	12/01/23 - 12/30/23	30	0.00	51,252.08	0.00	51,252.08	0.00	0.00	0.00	51,252.08	0.00
F	12/01/23 - 12/30/23	30	0.00	26,972.92	0.00	26,972.92	0.00	0.00	0.00	26,972.92	0.00
G	12/01/23 - 12/30/23	30	0.00	21,579.17	0.00	21,579.17	0.00	0.00	0.00	21,579.17	0.00
H-RR	12/01/23 - 12/30/23	30	0.00	31,514.38	0.00	31,514.38	0.00	0.00	0.00	31,514.38	0.00
J-RR	12/01/23 - 12/30/23	30	13,692.45	130,000.94	0.00	130,000.94	4,559.76	0.00	0.00	125,441.18	18,293.87
Class RR	12/01/23 - 12/30/23	30	408.42	93,619.78	0.00	93,619.78	136.01	0.00	0.00	93,483.77	545.68
RR Interest	12/01/23 - 12/30/23	30	102.92	23,587.91	0.00	23,587.91	34.27	0.00	0.00	23,553.64	137.50
Totals			14,203.79	3,255,769.20	0.00	3,255,769.20	4,730.04	0.00	0.00	3,251,039.16	18,977.05

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	3,499,701.60
Non-Retained Certificate Available Funds	3,373,712.33
Retained Certificate Available Funds	125,989.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,271,420.68	Master Servicing Fee	7,036.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,528.86
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	460.73
ARD Interest	0.00	Operating Advisor Fee	1,058.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	276.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,271,420.68	Total Fees	15,651.49

Principal		Expenses/Reimbursements
Scheduled Principal	248,662.44	Reimbursement for Interest on Advances	1,230.04
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	248,662.44	Total Expenses/Reimbursements	4,730.04

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,251,039.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	248,662.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,499,701.60
Total Funds Collected	3,520,083.12	Total Funds Distributed	3,520,083.13

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,070,090,979.09	1,070,090,979.09	Beginning Certificate Balance	1,070,090,978.28
(-) Scheduled Principal Collections	248,662.44	248,662.44	(-) Principal Distributions	248,662.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,069,842,316.65	1,069,842,316.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,070,125,516.77	1,070,125,516.77	Ending Certificate Balance	1,069,842,315.84
Ending Actual Collateral Balance	1,069,893,641.42	1,069,893,641.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.81)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	11	39,582,016.08	3.70%	88	3.6928	3.502012	1.59 or less	8	85,060,719.28	7.95%	82	4.2107	0.942798
5,000,000 to 9,999,999	25	183,001,800.41	17.11%	83	3.8657	2.357385	1.60 to 1.69	2	31,100,000.00	2.91%	93	3.8043	1.669003
10,000,000 to 19,999,999	16	241,437,623.27	22.57%	89	3.7528	2.002350	1.70 to 1.79	3	64,648,376.89	6.04%	94	3.9721	1.710000
20,000,000 to 29,999,999	14	320,572,500.00	29.96%	83	3.3204	2.739592	1.80 to 1.89	1	13,520,870.00	1.26%	94	3.8800	1.850000
30,000,000 to 39,999,999	4	129,648,376.89	12.12%	80	3.6614	2.311319	1.90 to 1.99	5	76,634,317.97	7.16%	94	3.6445	1.970685
40,000,000 to 69,999,999	3	155,600,000.00	14.54%	94	3.2087	2.889550	2.00 to 2.49	18	250,735,926.26	23.44%	88	3.6446	2.243210
70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	18	281,518,185.00	26.31%	90	3.4415	2.721848
Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954	3.00 to 3.99	13	231,963,921.25	21.68%	71	3.2015	3.341326
							4.00 or greater	5	34,660,000.00	3.24%	92	3.1090	4.573572
							Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	3,284,402.33	0.31%	79	3.6959	1.060447	Tennessee	1	5,110,636.51	0.48%	94	3.9500	2.560000
Arizona	5	44,194,317.97	4.13%	93	3.4829	2.379238	Texas	2	86,500,000.00	8.09%	39	2.9666	3.256243
California	6	123,492,697.47	11.54%	93	3.4910	2.737133	Utah	2	23,427,688.80	2.19%	94	4.0246	2.542824
Colorado	3	8,972,000.00	0.84%	94	3.3741	3.978939	Virginia	1	6,912,193.79	0.65%	94	3.6930	2.490000
Delaware	1	9,471,824.04	0.89%	94	3.6560	2.870000	Washington	1	4,906,000.00	0.46%	57	3.5400	2.740000
Florida	18	63,007,019.28	5.89%	74	4.0541	2.167420	Washington, DC	2	65,000,000.00	6.08%	93	3.0025	2.520000
Georgia	12	48,850,550.40	4.57%	85	3.8407	2.356844	Totals	151	1,069,842,316.65	100.00%	86	3.5501	2.505954
Illinois	4	45,700,000.00	4.27%	73	3.5474	2.276805
									Property Type³
Indiana	10	72,257,965.92	6.75%	93	3.3767	2.826279
Iowa	2	11,279,724.45	1.05%	79	3.7561	2.924923		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	2	3,521,856.00	0.33%	93	3.9000	2.220000		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	4	34,341,210.97	3.21%	88	3.8386	1.127981	Industrial	28	145,668,661.26	13.62%	83	3.8339	2.529026
Maryland	2	46,630,000.00	4.36%	92	3.1454	3.059142	Lodging	4	47,410,543.55	4.43%	82	4.0322	1.390027
Massachusetts	13	13,999,999.99	1.31%	93	4.0560	1.590000	Mixed Use	3	27,301,716.39	2.55%	94	3.6327	2.292156
Michigan	2	7,673,264.00	0.72%	94	3.9550	1.970000	Mobile Home Park	9	9,872,202.70	0.92%	53	4.6856	1.481647
Minnesota	1	23,000,000.00	2.15%	94	3.7100	2.290000	Multi-Family	55	220,359,999.99	20.60%	94	3.7025	1.980338
Missouri	6	11,053,144.00	1.03%	93	3.8877	2.410878	Office	15	347,733,940.68	32.50%	79	3.2904	2.665093
Nevada	2	27,881,716.39	2.61%	94	3.4364	2.278672	Retail	29	228,735,934.09	21.38%	91	3.4729	2.648516
New Jersey	2	57,648,376.89	5.39%	86	3.8122	2.305333	Self Storage	8	42,759,317.97	4.00%	81	3.4739	3.379045
New York	17	149,444,586.50	13.97%	94	3.6272	2.218420	Totals	151	1,069,842,316.65	100.00%	86	3.5501	2.505954
North Carolina	1	9,000,000.00	0.84%	94	3.6350	1.480000
Ohio	20	45,848,404.93	4.29%	94	3.6976	1.936704
Oklahoma	2	8,111,736.00	0.76%	94	3.9550	1.970000
Oregon	1	2,750,000.00	0.26%	94	3.9500	2.900000
Pennsylvania	4	6,571,000.00	0.61%	94	3.7809	2.091252

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	12	297,889,317.97	27.84%	75	3.0311	2.969497	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	31	491,035,655.47	45.90%	92	3.5482	2.575591	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	17	134,907,230.96	12.61%	92	3.8871	2.272899	25 months or greater	73	1,069,842,316.65	100.00%	86	3.5501	2.505954
	4.00000% to 4.24999%	8	97,850,212.07	9.15%	89	4.1227	1.481031	Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954
	4.25000% to 4.49999%	2	14,000,000.00	1.31%	44	4.3501	1.901429
	4.50000% to 4.74999%	1	7,410,000.00	0.69%	33	4.6000	2.050000
	4.75000% or greater	2	26,749,900.18	2.50%	79	4.8635	1.432785
	Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	14	178,023,746.26	16.64%	46	3.4484	2.466755	Interest Only	45	645,404,370.00	60.33%	82	3.4090	2.701060
83 months to 116 months		59	891,818,570.39	83.36%	93	3.5704	2.513779	338 months or less	28	424,437,946.65	39.67%	91	3.7647	2.209275
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	339 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	20,000,000.00	1.87%	91	2.9700	4.110000			No outstanding loans in this group
	12 months or less	69	984,842,316.65	92.05%	85	3.5499	2.491491
	13 months to 24 months	3	65,000,000.00	6.08%	93	3.7318	2.231538
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	1,069,842,316.65	100.00%	86	3.5501	2.505954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	10231070	1	MF	Various	Various	Actual/360	3.724%	64,132.28	0.00	0.00	N/A	11/06/31	--	20,000,000.00	20,000,000.00	01/06/24
1B	10231065	1				Actual/360	3.724%	102,611.65	0.00	0.00	N/A	11/06/31	--	32,000,000.00	32,000,000.00	01/06/24
1C	10231066	1				Actual/360	3.724%	102,611.65	0.00	0.00	N/A	11/06/31	--	32,000,000.00	32,000,000.00	01/06/24
2A	10230177	1	OF	Houston	TX	Actual/360	2.900%	74,916.67	0.00	0.00	10/06/26	10/06/31	--	30,000,000.00	30,000,000.00	01/06/24
2B	10230178	1	OF	Houston	TX	Actual/360	2.900%	71,170.83	0.00	0.00	10/06/26	10/06/31	--	28,500,000.00	28,500,000.00	01/06/24
2C	10230179	1	OF	Houston	TX	Actual/360	2.900%	49,944.44	0.00	0.00	10/06/26	10/06/31	--	20,000,000.00	20,000,000.00	01/06/24
3	10231403	1	OF	Washington	DC	Actual/360	3.002%	168,056.60	0.00	0.00	N/A	10/01/31	--	65,000,000.00	65,000,000.00	01/01/24
4	10224716	1	RT	New York	NY	Actual/360	3.400%	137,605.56	0.00	0.00	N/A	11/01/31	--	47,000,000.00	47,000,000.00	01/01/24
5	10226829	1	OF	Folsom	CA	Actual/360	3.310%	124,272.11	0.00	0.00	N/A	11/01/31	--	43,600,000.00	43,600,000.00	01/01/24
6A	10228099	1	OF	San Jose	CA	Actual/360	2.970%	57,032.25	0.00	0.00	08/01/31	11/01/34	--	22,300,000.00	22,300,000.00	01/01/24
6B	10228100	1	OF	San Jose	CA	Actual/360	2.970%	51,150.00	0.00	0.00	08/01/31	11/01/34	--	20,000,000.00	20,000,000.00	01/01/24
7	10223782	1	OF	Parsippany	NJ	Actual/360	4.190%	128,808.63	51,911.84	0.00	N/A	11/01/31	--	35,700,288.73	35,648,376.89	01/01/24
8A	10229035	1	RT	Mesa	AZ	Actual/360	3.620%	62,344.44	0.00	0.00	N/A	10/01/31	--	20,000,000.00	20,000,000.00	01/01/24
8B	10229036	1				Actual/360	3.620%	31,172.22	0.00	0.00	N/A	10/01/31	--	10,000,000.00	10,000,000.00	01/01/24
9	10226730	1	IN	Westville	IN	Actual/360	3.180%	76,399.50	0.00	0.00	N/A	10/01/31	--	27,900,000.00	27,900,000.00	01/01/24
10	10231404	1	RT	Jessup	MD	Actual/360	3.238%	74,809.49	0.00	0.00	N/A	09/06/31	--	26,830,000.00	26,830,000.00	01/06/24
11	10231405	1	RT	Brooklyn Park	MN	Actual/360	3.710%	73,478.61	0.00	0.00	N/A	11/06/31	--	23,000,000.00	23,000,000.00	01/06/24
12	10231406	1	OF	Indianapolis	IN	Actual/360	3.289%	64,524.47	0.00	0.00	N/A	09/06/31	--	22,782,500.00	22,782,500.00	01/06/24
13	10231407	1	MF	Naperville	IL	Actual/360	3.565%	69,685.85	0.00	0.00	N/A	11/01/31	--	22,700,000.00	22,700,000.00	01/01/24
14	10231562	1	MF	Lafayette	LA	Actual/360	3.702%	71,917.52	0.00	0.00	N/A	11/06/31	--	22,560,000.00	22,560,000.00	01/06/24
15	10231408	1	MF	Brooklyn	NY	Actual/360	3.663%	69,384.03	0.00	0.00	N/A	11/01/31	--	22,000,000.00	22,000,000.00	01/01/24
16	10231409	1	RT	Mays Landing	NJ	Actual/360	3.200%	60,622.22	0.00	0.00	N/A	03/01/30	--	22,000,000.00	22,000,000.00	01/01/24
17	10231410	1	IN	Los Angeles	CA	Actual/360	4.800%	82,563.61	22,369.46	0.00	N/A	11/06/31	--	19,975,066.93	19,952,697.47	01/01/24
18	10231411	1	MU	Henderson	NV	Actual/360	3.499%	58,942.57	30,855.20	0.00	N/A	11/06/31	--	19,562,571.59	19,531,716.39	01/06/24
19	10225875	1	RT	Upper Marlboro	MD	Actual/360	3.020%	51,491.00	0.00	0.00	N/A	10/01/31	--	19,800,000.00	19,800,000.00	01/01/24
20	10231412	1	LO	Moab	UT	Actual/360	4.018%	65,738.94	0.00	0.00	N/A	11/06/31	--	19,000,000.00	19,000,000.00	12/06/23
21	10231413	1	MF	Jackson Heights	NY	Actual/360	3.726%	54,865.35	0.00	0.00	N/A	11/01/31	--	17,100,000.00	17,100,000.00	11/01/23
22	10227588	1	IN	Various	Various	Actual/360	3.955%	53,758.89	0.00	0.00	N/A	11/01/31	--	15,785,000.00	15,785,000.00	01/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	10231414	1	RT	Various	Various	Actual/360	3.800%	49,410.56	0.00	0.00	N/A	11/06/31	--	15,100,000.00	15,100,000.00	01/06/24
24	10231415	1	IN	Chicago	IL	Actual/360	3.340%	43,141.67	0.00	0.00	N/A	10/06/26	--	15,000,000.00	15,000,000.00	01/06/24
25	10231416	1	MF	Bronx	NY	Actual/360	3.460%	44,691.67	0.00	0.00	N/A	11/01/31	--	15,000,000.00	15,000,000.00	01/01/24
26	10231417	1	OF	Bronx	NY	Actual/360	3.900%	47,016.67	0.00	0.00	N/A	08/06/31	--	14,000,000.00	14,000,000.00	12/06/23
27	10231418	1	MF	Boston	MA	Actual/360	4.056%	48,897.33	0.00	0.00	N/A	10/06/31	--	14,000,000.00	14,000,000.00	01/06/24
28	10218619	1	OF	Brooklyn	NY	Actual/360	3.880%	45,174.73	0.00	0.00	N/A	11/01/31	--	13,520,870.00	13,520,870.00	01/01/24
29	10226448	1	RT	Douglasville	GA	Actual/360	3.590%	39,647.37	18,679.67	0.00	N/A	11/01/31	--	12,825,100.92	12,806,421.25	01/01/24
30	10226830	1	SS	Peoria	AZ	Actual/360	3.080%	28,560.92	19,356.30	0.00	N/A	11/01/31	--	10,768,674.27	10,749,317.97	01/01/24
31	10231419	1	LO	Lake Charles	LA	Actual/360	4.080%	35,514.13	16,787.09	0.00	N/A	02/06/30	--	10,108,387.28	10,091,600.19	10/06/23
32	10208117	1	LO	Boca Raton	FL	Actual/360	4.200%	35,026.89	15,635.29	0.00	N/A	03/01/30	--	9,684,854.20	9,669,218.91	01/01/24
33	10231420	1	RT	Various	Various	Actual/360	3.271%	26,899.43	0.00	0.00	N/A	10/06/31	--	9,550,000.00	9,550,000.00	01/06/24
34	10231270	1	RT	Wilmington	DE	Actual/360	3.656%	29,862.31	13,628.49	0.00	N/A	11/06/31	--	9,485,452.53	9,471,824.04	01/06/24
35	10231421	1	LO	Altoona	IA	Actual/360	3.820%	28,500.39	14,472.50	0.00	N/A	04/01/30	--	8,664,196.95	8,649,724.45	01/01/24
36	10231422	1	MF	Charlotte	NC	Actual/360	3.635%	28,171.25	0.00	0.00	N/A	11/06/31	--	9,000,000.00	9,000,000.00	01/06/24
37	10231423	1	OF	Temecula	CA	Actual/360	3.700%	27,528.00	0.00	0.00	N/A	11/06/31	--	8,640,000.00	8,640,000.00	01/06/24
38	10231424	1	IN	Various	Various	Actual/360	3.900%	28,431.65	0.00	0.00	N/A	10/06/31	--	8,466,000.00	8,466,000.00	01/06/24
39	10227379	1	SS	Las Vegas	NV	Actual/360	3.290%	23,656.01	0.00	0.00	N/A	10/01/31	--	8,350,000.00	8,350,000.00	01/01/24
40	10231425	1	IN	Brownsville	TX	Actual/360	3.620%	24,937.78	0.00	0.00	N/A	11/06/31	--	8,000,000.00	8,000,000.00	01/06/24
41	10226325	1	SS	Milton	FL	Actual/360	4.420%	30,448.89	0.00	0.00	N/A	11/01/26	--	8,000,000.00	8,000,000.00	01/01/24
42	10231426	1	Various Various		NY	Actual/360	3.959%	25,568.54	0.00	0.00	N/A	10/06/31	--	7,500,000.00	7,500,000.00	01/06/24
43	10221339	1	IN	Trenton	GA	Actual/360	4.600%	29,351.83	0.00	0.00	N/A	10/01/26	--	7,410,000.00	7,410,000.00	01/01/24
44	10231427	1	OF	Midlothian	VA	Actual/360	3.693%	22,016.64	11,095.23	0.00	N/A	11/06/31	--	6,923,289.02	6,912,193.79	01/06/24
45	10222238	1	MH	Various	Various	Actual/360	5.050%	29,594.39	8,278.30	0.00	N/A	11/01/26	--	6,805,481.01	6,797,202.71	01/01/24
46	10231428	1	MF	Chicago	IL	Actual/360	3.835%	23,116.53	0.00	0.00	N/A	11/06/31	--	7,000,000.00	7,000,000.00	01/06/24
47	10231429	1	MF	Bronx	NY	Actual/360	3.730%	22,483.61	0.00	0.00	N/A	11/01/31	--	7,000,000.00	7,000,000.00	01/01/24
48	10231430	1	IN	Cutler Bay	FL	Actual/360	3.890%	22,443.14	0.00	0.00	N/A	11/06/31	--	6,700,000.00	6,700,000.00	01/06/24
49	10231431	1	OF	Fleming Island	FL	Actual/360	3.410%	18,205.61	0.00	0.00	N/A	10/06/31	--	6,200,000.00	6,200,000.00	01/06/24
50	10231432	1	IN	Various	Various	Actual/360	3.546%	18,550.01	0.00	0.00	N/A	11/06/31	--	6,075,000.00	6,075,000.00	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
51	10231433	1	RT	Various	FL	Actual/360	4.257%	21,994.50	0.00	0.00	11/06/28	11/06/31	--	6,000,000.00	6,000,000.00	01/06/24
52	10231434	1	IN	Winter Park	FL	Actual/360	3.869%	19,323.51	0.00	0.00	N/A	10/06/31	--	5,800,000.00	5,800,000.00	01/06/24
53	10231435	1	IN	Miami	FL	Actual/360	3.850%	19,228.61	0.00	0.00	N/A	10/06/31	--	5,800,000.00	5,800,000.00	01/06/24
54	10231436	1	MU	Corona Del Mar	CA	Actual/360	3.973%	18,816.57	0.00	0.00	N/A	11/06/31	--	5,500,000.00	5,500,000.00	12/06/23
55	10227475	1	OF	Savannah	GA	Actual/360	3.840%	17,856.00	0.00	0.00	N/A	11/01/31	--	5,400,000.00	5,400,000.00	01/01/24
56	10231437	1	IN	Paris	TN	Actual/360	3.950%	17,406.78	6,913.25	0.00	N/A	11/06/31	--	5,117,549.76	5,110,636.51	01/06/24
57	10231438	1	IN	Tacoma	WA	Actual/360	3.540%	14,955.12	0.00	0.00	N/A	10/06/28	--	4,906,000.00	4,906,000.00	01/06/24
58	10226999	1	SS	Colorado Springs	CO	Actual/360	3.240%	13,419.90	0.00	0.00	N/A	11/01/31	--	4,810,000.00	4,810,000.00	01/01/24
59	10231439	1	IN	Kansas City	MO	Actual/360	3.900%	15,952.08	0.00	0.00	N/A	09/06/31	--	4,750,000.00	4,750,000.00	01/06/24
60	10231440	1	RT	West Jordan	UT	Actual/360	4.053%	15,476.13	6,625.76	0.00	N/A	11/06/31	--	4,434,314.56	4,427,688.80	01/06/24
61	10231441	1	IN	Various	Various	Actual/360	4.220%	14,627.79	12,054.06	0.00	N/A	11/06/31	--	4,025,381.34	4,013,327.28	01/06/24
62	10225510	1	SS	Monticello	NY	Actual/360	3.350%	11,538.89	0.00	0.00	N/A	10/01/31	--	4,000,000.00	4,000,000.00	01/01/24
63	10231442	1	SS	Brea	CA	Actual/360	3.306%	9,963.92	0.00	0.00	N/A	11/06/31	--	3,500,000.00	3,500,000.00	01/06/24
64	10226987	1	MH	Various	PA	Actual/360	3.880%	10,273.92	0.00	0.00	N/A	11/01/31	--	3,075,000.00	3,075,000.00	01/01/24
65	10228287	1	RT	Warrenton	OR	Actual/360	3.950%	9,353.82	0.00	0.00	N/A	11/01/31	--	2,750,000.00	2,750,000.00	01/01/24
66	10226998	1	SS	Thornton	CO	Actual/360	3.320%	6,718.39	0.00	0.00	N/A	11/01/31	--	2,350,000.00	2,350,000.00	01/01/24
67	10231443	1	SS	Danville	IL	Actual/360	4.245%	3,655.42	0.00	0.00	N/A	10/06/26	--	1,000,000.00	1,000,000.00	01/06/24
Totals								3,271,420.68	248,662.44	0.00				1,070,090,979.09	1,069,842,316.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	1	17,600,934.26	13,993,803.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	1	353,953.55	13,190,582.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	1	0.00	13,084,580.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	1	11,197,324.00	8,391,737.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	1	11,197,324.00	8,391,737.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	1	11,197,324.00	8,391,737.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	13,195,072.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	5,905,014.22	3,717,181.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,295,725.37	3,821,316.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	1	24,714,102.61	19,114,924.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,808,208.52	3,049,841.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	1	7,670,828.96	5,657,221.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	1	7,670,828.96	5,657,221.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,643,249.20	2,524,215.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,684,625.47	1,897,607.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,911,892.56	1,490,007.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,746,075.94	2,291,471.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,173,461.38	1,545,039.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,453,877.70	1,629,623.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,327,587.69	1,053,957.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	5,827,744.20	3,544,446.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,298,387.13	1,163,859.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,250,911.06	1,830,409.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,120,296.08	1,691,477.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,436,164.14	1,702,020.16	01/01/23	09/30/23	--	0.00	0.00	65,664.50	65,664.50	0.00	0.00
21	1	1,118,253.52	541,019.97	01/01/23	06/30/23	--	0.00	0.00	54,689.39	107,829.00	76,030.64	0.00
22	1	1,493,439.72	1,015,803.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	1	1,106,784.25	843,574.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,380,965.74	1,408,858.14	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	963,203.80	1,079,333.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	2,734,378.59	2,010,465.65	01/01/23	09/30/23	--	0.00	0.00	46,961.81	46,961.81	0.00	0.00
27	1	991,176.57	695,887.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	979,206.19	742,564.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,310,394.79	1,218,679.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,155,910.02	1,148,710.50	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	(13,970.48)	(1,010,060.12)	01/01/23	09/30/23	--	0.00	0.00	52,197.20	156,808.96	0.00	0.00
32	1	1,513,352.15	742,979.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,005,456.78	351,036.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,061,209.50	825,680.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,314,967.23	1,201,701.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	556,337.60	392,756.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	932,556.61	701,478.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	797,475.18	408,029.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	753,756.04	574,212.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,223,229.97	921,324.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,025,796.39	973,460.61	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	730,540.32	530,017.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	724,731.05	571,474.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	841,611.26	792,203.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	570,585.14	486,911.78	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	475,540.40	354,869.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	444,542.09	423,472.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	802,516.03	691,304.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	687,060.29	610,301.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	720,243.71	378,061.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	1	0.00	165,100.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	675,514.04	523,889.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	500,860.78	504,873.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	613,494.45	526,565.00	01/01/23	09/30/23	--	0.00	0.00	18,795.02	18,795.02	0.00	0.00
55	1	430,781.17	387,365.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	565,853.79	424,945.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	416,837.86	384,679.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	691,327.35	543,233.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	381,182.08	395,319.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	727,411.35	494,629.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	708,479.00	534,207.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	502,271.24	426,787.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	907,342.33	935,017.05	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	222,499.71	228,832.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	281,066.08	242,581.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	379,871.82	270,906.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	0.00	118,243.61	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		173,891,884.50	170,754,386.70				0.00	0.00	238,307.92	396,059.29	76,030.64	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	1	17,100,000.00	1	10,091,600.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550133%	3.533150%	86
12/15/23	2	27,208,387.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550230%	3.533248%	87
11/17/23	1	17,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550336%	3.533350%	88
10/17/23	2	23,922,877.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550401%	3.533416%	89
09/15/23	2	23,931,999.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550472%	3.533487%	90
08/17/23	2	23,940,126.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550537%	3.533552%	91
07/17/23	1	17,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550602%	3.533617%	92
06/16/23	1	17,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550672%	3.533687%	93
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550736%	3.533752%	94
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550806%	3.533821%	95
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550869%	3.533885%	96
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550949%	3.533965%	97
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
20	10231412	12/06/23	0	B	65,664.50	65,664.50	0.00		19,000,000.00
21	10231413	11/01/23	1	1	54,689.39	107,829.00	76,031.14		17,100,000.00
26	10231417	12/06/23	0	B	46,961.81	46,961.81	0.00		14,000,000.00
31	10231419	10/06/23	2	2	52,197.20	156,808.96	0.00		10,142,924.96	11/07/23	13
54	10231436	12/06/23	0	B	18,795.02	18,795.02	0.00		5,500,000.00
Totals					238,307.92	396,059.29	76,031.14		65,742,924.96
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		38,207,203	38,207,203		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		4,906,000	4,906,000		0	0
> 60 Months		1,026,729,114	999,537,514		27,191,600	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	1,069,842,317	1,042,650,716	17,100,000	10,091,600 0		0
Dec-23	1,070,090,979	1,042,882,592	27,208,387	0	0	0
Nov-23	1,070,357,036	1,053,257,036	17,100,000	0	0	0
Oct-23	1,070,542,804	1,046,619,926	23,922,878	0	0	0
Sep-23	1,070,740,774	1,046,808,775	23,931,999	0	0	0
Aug-23	1,070,925,248	1,046,985,121	23,940,127	0	0	0
Jul-23	1,071,109,100	1,054,009,100	17,100,000	0	0	0
Jun-23	1,071,305,221	1,054,205,221	17,100,000	0	0	0
May-23	1,071,487,791	1,071,487,791	0	0	0	0
Apr-23	1,071,682,676	1,071,682,676	0	0	0	0
Mar-23	1,071,863,973	1,071,863,973	0	0	0	0
Feb-23	1,072,083,581	1,072,083,581	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	10231419	10,091,600.19	10,142,924.96	17,100,000.00	11/20/19	(1,010,060.12)	(2.15000)	09/30/23	02/06/30	312
Totals		10,091,600.19	10,142,924.96	17,100,000.00		(1,010,060.12)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	10231419	LO	LA	11/07/23	13

1/11/2024 The Property is a 110-key select service hotel built in 2016 and located in Lake Charles, LA, located along interstate 10 midway between Houston and New Orleans, just north of the Gulf of Mexico. The Loan transferred SS on 11-7-

2023 for imminent default. The Property has been closed since Q3 2022 due to structural concerns that were exacerbated by two previous hurricanes impacting the Property prior to securitization. Counsel has been engaged and discussions with Borrower are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,155.30	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52.80	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	21.62	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.32	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	1,230.04	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,730.04

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Supplemental Notes
None

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